Note 8 - Restructuring and Other Non-recurring Costs - Restructuring Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	$ 443	$ 2,877	$ 3,410
Restructuring provision, legal and other fees [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	189	179	1,031
Restructuring provision, litigation provision [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	(128)	2,039	1,104
Detailed review, sales campaign and termination costs on solar projects [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	0	0	1,112
Restructuring provision, workforce reduction [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	0	0	163
Relocation costs [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	0	27	0
Remediation provision [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	382	0	0
Acquisition related costs [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	$ 0	$ 632	$ 0